Prepaid expenses and other current assets (Details 1) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses And Other Current Assets
VAT receivable	$ 11	$ 49	$ 267
Grant receivable	40	36	181
Other receivables	246	237	91
Total	$ 297	322	620
Purchases under receipt			1
Accrued sublease income			$ 80